INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Short-Term Investment and Long-Term Investment
	As of December 31,
	2015	2016
	US$	US$
Short-term investments
Fixed-rate time deposits	62,559	42,929

Long-term investments:
Available-for-sale securities:
- Yirendai Ltd. ("Yirendai")	985	-
- Color Life Service Group ("Color Life")	23,703	20,606
- Hopefluent Group Holdings Limited ("Hopefluent")	31,339	31,033
	56,027	51,639
Cost method investments:
- Shenzhen World Union Properties Consultancy Co., Ltd. ("World Union")	121,394	107,088
- Sindeo, Inc. ("Sindeo")	5,000	2,768
- Guilin Bank	-	12,173
- Xian Chuangdian Quancheng Real Estate Consultant Limited (“Chuangdian”)	-	3,294
- Tospur Real Estate Consulting Co., Ltd. ("Tospur")	62,257	54,918
	188,651	180,241

	244,678	231,880

Summary of Available-for-Sale Securities
		Gross	Gross	Fair Value
	Original	Unrealized	Unrealized	(Net Carrying
	Cost	Gains	Losses	Amount)
	US$	US$	US$	US$
December 31, 2015
- Color Life	13,583	10,120	-	23,703
- Hopefluent	34,944	-	(3,605)	31,339
- Yirendai	995	-	(10)	985

	49,522	10,120	(3,615)	56,027
December 31, 2016
- Color Life	13,583	7,023	-	20,606
- Hopefluent	34,944	-	(3,911)	31,033

	48,527	7,023	(3,911)	51,639

Schedule of unrealized losses and fair value
	As of December 31, 2016
	Less than 12		12 Months or
	Months		Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
Hopefluent	31,033	(306)	-	(3,605)	31,033	(3,911)

Total available-for-sale securities	31,033	(306)	-	(3,605)	31,033	(3,911)

	As of December 31, 2015
	Less than 12		12 Months or
	Months		Longer		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Hopefluent	31,339	(3,605)	-	-	31,339	(3,605)
Yirendai	985	(10)	-	-	985	(10)

Total available-for-sale securities	32,324	(3,615)	-	-	32,324	(3,615)